ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Sep. 30, 2013
Accounts Receivable Tables
ACCOUNTS RECEIVABLE
	2013	2012	2011
Trade Accounts Receivable	$1,741	$48,847	$43,470
Other Accounts Receivable	160,798	1,574,654	1,271
	$162,539	$1,623,501	$44,741